S000012071 [Member] Expense Example, No Redemption - S000012071 [Member]	Jul. 31, 2025 USD ($)
C000253715 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 60
Expense Example, No Redemption, 3 Years	191
Expense Example, No Redemption, 5 Years	334
Expense Example, No Redemption, 10 Years	749
C000032858 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	383
Expense Example, No Redemption, 3 Years	562
Expense Example, No Redemption, 5 Years	756
Expense Example, No Redemption, 10 Years	1,317
C000032862 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	60
Expense Example, No Redemption, 3 Years	191
Expense Example, No Redemption, 5 Years	334
Expense Example, No Redemption, 10 Years	749
C000122662 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	57
Expense Example, No Redemption, 3 Years	182
Expense Example, No Redemption, 5 Years	317
Expense Example, No Redemption, 10 Years	713
C000177150 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	166
Expense Example, No Redemption, 5 Years	290
Expense Example, No Redemption, 10 Years	$ 652